OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 27, 2014
Other Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Excluding Goodwill [Table Text Block]
The following table summarizes the net book value information related to other intangible assets as of June 27, 2014 and December 27, 2013 (in thousands):

	June 27, 2014	December 27, 2013
Indefinite-lived intangibles assets:
Trademarks	114,500	$185,600

Definite-lived intangible assets:
Trademarks	3,600	—
Customer relationships	222,980	237,488
Deferred financing costs	24,467	21,958
Total	$365,547	$445,046